Financial Expense - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial expense
Exchange differences	€ 1,115	€ 161	€ 1,435	€ 715